Property, plant and equipment (Narrative) (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, expenditures recognised in course of its construction	₪ 7,885	₪ 541